Fairway Private Equity & Venture Capital Opportunities Fund
PORTFOLIO OF INVESTMENTS
June 30, 2026
Shares		% of Net Assets	Fair Value
DIRECT INVESTMENTS - 5.0%
Homebrew SL Fund, LLC(a)(b)(c)(d)		1.3%	$ 350,000
MXV SPV Master LP 2(a)(b)(c)(d)		3.7%	1,000,000
TOTAL DIRECT INVESTMENTS (Cost - $1,273,514)		5.0%	$ 1,350,000

PORTFOLIO FUNDS - 92.8%
Adams Street Private Credit Fund II-B LP(a)(b)(c)(d)		4.1%	$ 1,102,663
Bain Capital Ventures 2022 Fund, LP(a)(b)(c)(d)		14.1%	3,833,775
Battery Ventures XIV, LP(a)(b)(c)(d)		9.4%	2,544,467
CRV Select Fund II, LP(a)(b)(c)(d)		3.7%	994,754
CRV XIX, LP(a)(b)(c)(d)		7.1%	1,909,622
Green Equity Investors IX, LP(a)(b)(c)(d)		8.7%	2,365,459
Kelso Investment Associates XI, LP(a)(b)(c)(d)		5.5%	1,481,089
Mango Capital Opportunities 2022 LP(a)(b)(c)(d)		3.3%	904,476
NextView All Access Fund I, LP(a)(b)(c)(d)		1.3%	343,851
Nextview Ventures V, LP(a)(b)(c)(d)		2.5%	689,721
Primary Select Fund III, LP(a)(b)(c)(d)		2.7%	718,917
PVP Fund IV, LP(a)(b)(c)(d)		4.4%	1,193,061
Thoma Bravo Fund XV-A, LP(a)(b)(c)(d)		12.2%	3,317,955
Threshold Ventures IV, LP(a)(b)(c)(d)		2.8%	755,771
Threshold Ventures Select I, LP(a)(b)(c)(d)		3.7%	994,093
Work-Bench Ventures Select Fund, LP(a)(b)(c)(d)		2.8%	746,967
WP DVT, LP(a)(b)(c)(d)		4.5%	1,227,723
TOTAL PORTFOLIO FUNDS (Cost - $19,298,309)		92.8%	$ 25,124,364

SHORT-TERM INVESTMENT - 1.5%
MONEY MARKET FUND - 1.5%
413,688	Morgan Stanley Institutional Liquidity Fund - Government Fund - Institutional Class, 3.57%(e)	1.5%	$ 413,688
TOTAL SHORT-TERM INVESTMENT (Cost - $413,688)		1.5%	$ 413,688

TOTAL INVESTMENTS - 99.3% (Cost - $20,985,511)		99.3%	$ 26,888,052
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			191,021
NET ASSETS - 100.0%			$ 27,079,073

LLC - Limited Liability Company
LP - Limited Partnership
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of June 30, 2026 was $26,474,364, which represents 97.8% of total net assets.
(c) The value of this investment has been determined in good faith under policies adopted by the Board of Trustees.
(d) Restricted security.
(e) Money market fund; interest rate reflects seven-day effective yield on June 30, 2026.